Supplemental guarantor financial information (Condensed consolidated statements of cash flows - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		$ 1,017,497	$ 1,080,353	$ 1,039,516
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,679,074	1,727,296	1,791,336
Asset impairment		44,186	61,286	81,607
Amortization of debt issuance costs and debt discount		64,185	65,420	55,768
Amortization of lease premium		12,314	13,632	19,836
Amortization of fair value adjustments on debt		(142,596)	(194,728)	(335,998)
Accretion of fair value adjustments on deposits and maintenance liabilities		21,606	31,360	55,210
Maintenance rights write-off	[1]	287,119	539,772	652,111
Maintenance liability release to income		(228,081)	(302,408)	(421,332)
Net gain on sale of assets		(201,323)	(229,093)	(138,522)
Deferred income taxes		147,588	157,021	161,340
Restructuring related expenses		0	5,097	33,588
Other		134,022	120,489	121,700
Net cash provided by operating activities		2,840,372	3,140,217	3,381,232
Purchase of flight equipment		(4,036,194)	(3,956,671)	(2,892,731)
Proceeds from sale or disposal of assets		1,822,601	1,779,321	2,366,242
Prepayments on flight equipment		(1,912,215)	(1,268,585)	(947,419)
Collections of finance and sales-type leases		94,703	91,918	74,207
Other		(21,505)	(38,102)	(21,678)
Net cash used in investing activities		(4,052,610)	(3,392,119)	(1,421,379)
Issuance of debt		5,589,825	5,596,402	3,642,166
Repayment of debt		(4,360,520)	(4,695,453)	(5,213,724)
Debt issuance costs paid		(57,831)	(81,396)	(34,687)
Maintenance payments received		743,256	756,314	794,711
Maintenance payments returned		(459,326)	(523,403)	(505,407)
Security deposits received		208,259	187,378	201,970
Security deposits returned		(220,452)	(188,362)	(270,575)
Repurchase of shares and tax withholdings on share-based compensation		(834,398)	(1,138,782)	(1,021,119)
Net cash provided by (used in) financing activities		600,410	(87,568)	(2,417,166)
Net decrease in cash, cash equivalents and restricted cash		(611,828)	(339,470)	(457,313)
Effect of exchange rate changes		2,738	(1,032)	(605)
Cash, cash equivalents and restricted cash at beginning of period		2,024,125	2,364,627	2,822,545
Cash, cash equivalents and restricted cash at end of period		1,415,035	2,024,125	2,364,627
AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,017,000	1,080,000	1,040,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		0	0	0
Depreciation and amortization		1,679,000	1,727,000	1,791,000
Asset impairment		44,000	61,000	82,000
Amortization of debt issuance costs and debt discount		64,000	65,000	56,000
Amortization of lease premium		12,000	14,000	20,000
Amortization of fair value adjustments on debt		(143,000)	(195,000)	(336,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		22,000	31,000	55,000
Maintenance rights write-off		287,000	540,000	652,000
Maintenance liability release to income		(228,000)	(302,000)	(421,000)
Net gain on sale of assets		(201,000)	(229,000)	(139,000)
Deferred income taxes		148,000	157,000	161,000
Restructuring related expenses			5,000	34,000
Other		134,000	121,000	122,000
Cash flow from operating activities before changes in working capital		2,835,000	3,075,000	3,117,000
Working capital		5,000	65,000	264,000
Net cash provided by operating activities		2,840,000	3,140,000	3,381,000
Purchase of flight equipment		(4,036,000)	(3,957,000)	(2,893,000)
Proceeds from sale or disposal of assets		1,823,000	1,779,000	2,367,000
Prepayments on flight equipment		(1,913,000)	(1,268,000)	(947,000)
Collections of finance and sales-type leases		95,000	92,000	74,000
Other		(22,000)	(38,000)	(22,000)
Net cash used in investing activities		(4,053,000)	(3,392,000)	(1,421,000)
Issuance of debt		5,590,000	5,596,000	3,642,000
Repayment of debt		(4,361,000)	(4,695,000)	(5,214,000)
Debt issuance costs paid		(58,000)	(81,000)	(35,000)
Maintenance payments received		743,000	756,000	796,000
Maintenance payments returned		(459,000)	(523,000)	(505,000)
Security deposits received		208,000	186,000	202,000
Security deposits returned		(221,000)	(188,000)	(271,000)
Dividend paid to non-controlling interest holders		(8,000)		(11,000)
Repurchase of shares and tax withholdings on share-based compensation		(834,000)	(1,139,000)	(1,021,000)
Net cash provided by (used in) financing activities		600,000	(88,000)	(2,417,000)
Net decrease in cash, cash equivalents and restricted cash		(613,000)	(340,000)	(457,000)
Effect of exchange rate changes		4,000		(1,000)
Cash, cash equivalents and restricted cash at beginning of period		2,024,000	2,364,000	2,822,000
Cash, cash equivalents and restricted cash at end of period		1,415,000	2,024,000	2,364,000
Reportable Legal Entities | AerCap Global Aviation Trust | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		724,000	775,000	919,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(256,000)	(167,000)	(237,000)
Depreciation and amortization		563,000	630,000	770,000
Asset impairment		4,000	9,000	32,000
Amortization of debt issuance costs and debt discount		18,000	14,000	13,000
Amortization of lease premium		2,000	4,000	7,000
Amortization of fair value adjustments on debt		(142,000)	(192,000)	(330,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		8,000	16,000	33,000
Maintenance rights write-off		118,000	282,000	395,000
Maintenance liability release to income		(59,000)	(100,000)	(206,000)
Net gain on sale of assets		(53,000)	(113,000)	(33,000)
Deferred income taxes		65,000	87,000	98,000
Restructuring related expenses			0	0
Other		(8,000)	9,000	13,000
Cash flow from operating activities before changes in working capital		984,000	1,254,000	1,474,000
Working capital		(228,000)	(163,000)	911,000
Net cash provided by operating activities		756,000	1,091,000	2,385,000
Purchase of flight equipment		(1,228,000)	(1,685,000)	(594,000)
Proceeds from sale or disposal of assets		759,000	893,000	998,000
Prepayments on flight equipment		(610,000)	(936,000)	(937,000)
Collections of finance and sales-type leases		36,000	49,000	26,000
Other		0	(36,000)	0
Net cash used in investing activities		(1,043,000)	(1,715,000)	(507,000)
Issuance of debt		2,383,000	2,431,000	1,012,000
Repayment of debt		(2,046,000)	(2,400,000)	(2,825,000)
Debt issuance costs paid		(21,000)	(28,000)	(9,000)
Maintenance payments received		245,000	251,000	292,000
Maintenance payments returned		(161,000)	(216,000)	(234,000)
Security deposits received		63,000	58,000	57,000
Security deposits returned		(80,000)	(79,000)	(111,000)
Dividend paid to non-controlling interest holders		0		0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash provided by (used in) financing activities		383,000	17,000	(1,818,000)
Net decrease in cash, cash equivalents and restricted cash		96,000	(607,000)	60,000
Effect of exchange rate changes		0		0
Cash, cash equivalents and restricted cash at beginning of period		222,000	829,000	769,000
Cash, cash equivalents and restricted cash at end of period		318,000	222,000	829,000
Reportable Legal Entities | AerCap Ireland Capital Designated Activity Company | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		579,000	623,000	757,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(724,000)	(774,000)	(919,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		5,000	5,000	5,000
Amortization of lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(21,000)	(19,000)	(22,000)
Restructuring related expenses			0	0
Other		0	0	0
Cash flow from operating activities before changes in working capital		(161,000)	(165,000)	(179,000)
Working capital		(255,000)	(272,000)	181,000
Net cash provided by operating activities		(416,000)	(437,000)	2,000
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		510,000	400,000	35,000
Repayment of debt		(100,000)	0	(35,000)
Debt issuance costs paid		(2,000)	(13,000)	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0		0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash provided by (used in) financing activities		408,000	387,000	0
Net decrease in cash, cash equivalents and restricted cash		(8,000)	(50,000)	2,000
Effect of exchange rate changes		0		0
Cash, cash equivalents and restricted cash at beginning of period		14,000	64,000	62,000
Cash, cash equivalents and restricted cash at end of period		6,000	14,000	64,000
Reportable Legal Entities | AerCap Holdings N.V. | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,016,000	1,076,000	1,047,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(1,031,000)	(1,118,000)	(1,094,000)
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		0	0	0
Amortization of lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		(2,000)	(7,000)	(7,000)
Restructuring related expenses			0	0
Other		52,000	62,000	63,000
Cash flow from operating activities before changes in working capital		35,000	13,000	9,000
Working capital		781,000	1,143,000	1,002,000
Net cash provided by operating activities		816,000	1,156,000	1,011,000
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		0	0	0
Repayment of debt		0	0	0
Debt issuance costs paid		0	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0		0
Repurchase of shares and tax withholdings on share-based compensation		(834,000)	(1,139,000)	(1,021,000)
Net cash provided by (used in) financing activities		(834,000)	(1,139,000)	(1,021,000)
Net decrease in cash, cash equivalents and restricted cash		(18,000)	17,000	(10,000)
Effect of exchange rate changes		0		0
Cash, cash equivalents and restricted cash at beginning of period		21,000	4,000	14,000
Cash, cash equivalents and restricted cash at end of period		3,000	21,000	4,000
Reportable Legal Entities | Guarantors | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		1,046,000	944,000	842,000
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		(692,000)	(831,000)	(701,000)
Depreciation and amortization		130,000	87,000	72,000
Asset impairment		9,000	3,000	0
Amortization of debt issuance costs and debt discount		2,000	5,000	4,000
Amortization of lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	1,000	2,000
Maintenance rights write-off		18,000	13,000	22,000
Maintenance liability release to income		(33,000)	(23,000)	(19,000)
Net gain on sale of assets		(18,000)	(20,000)	(6,000)
Deferred income taxes		54,000	35,000	28,000
Restructuring related expenses			0	0
Other		56,000	45,000	(7,000)
Cash flow from operating activities before changes in working capital		572,000	259,000	237,000
Working capital		(231,000)	693,000	(545,000)
Net cash provided by operating activities		341,000	952,000	(308,000)
Purchase of flight equipment		(1,217,000)	(549,000)	(298,000)
Proceeds from sale or disposal of assets		245,000	137,000	158,000
Prepayments on flight equipment		0	0	(9,000)
Collections of finance and sales-type leases		20,000	33,000	22,000
Other		0	0	(22,000)
Net cash used in investing activities		(952,000)	(379,000)	(149,000)
Issuance of debt		36,000	0	0
Repayment of debt		(17,000)	(317,000)	(8,000)
Debt issuance costs paid		(1,000)	(3,000)	(2,000)
Maintenance payments received		86,000	65,000	39,000
Maintenance payments returned		(15,000)	(40,000)	(30,000)
Security deposits received		58,000	30,000	25,000
Security deposits returned		(39,000)	(11,000)	(10,000)
Dividend paid to non-controlling interest holders		0		0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash provided by (used in) financing activities		108,000	(276,000)	14,000
Net decrease in cash, cash equivalents and restricted cash		(503,000)	297,000	(443,000)
Effect of exchange rate changes		4,000		(1,000)
Cash, cash equivalents and restricted cash at beginning of period		1,237,000	940,000	1,384,000
Cash, cash equivalents and restricted cash at end of period		738,000	1,237,000	940,000
Reportable Legal Entities | Non- Guarantors | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(363,000)	(349,000)	(441,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		718,000	901,000	867,000
Depreciation and amortization		986,000	1,010,000	949,000
Asset impairment		31,000	49,000	50,000
Amortization of debt issuance costs and debt discount		39,000	41,000	34,000
Amortization of lease premium		10,000	10,000	13,000
Amortization of fair value adjustments on debt		(1,000)	(3,000)	(6,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		14,000	14,000	20,000
Maintenance rights write-off		151,000	245,000	235,000
Maintenance liability release to income		(136,000)	(179,000)	(196,000)
Net gain on sale of assets		(130,000)	(96,000)	(100,000)
Deferred income taxes		52,000	61,000	64,000
Restructuring related expenses			5,000	34,000
Other		34,000	5,000	53,000
Cash flow from operating activities before changes in working capital		1,405,000	1,714,000	1,576,000
Working capital		(62,000)	(1,336,000)	(1,285,000)
Net cash provided by operating activities		1,343,000	378,000	291,000
Purchase of flight equipment		(1,591,000)	(1,723,000)	(2,001,000)
Proceeds from sale or disposal of assets		819,000	749,000	1,211,000
Prepayments on flight equipment		(1,303,000)	(332,000)	(1,000)
Collections of finance and sales-type leases		39,000	10,000	26,000
Other		(22,000)	(2,000)	0
Net cash used in investing activities		(2,058,000)	(1,298,000)	(765,000)
Issuance of debt		2,661,000	2,765,000	2,595,000
Repayment of debt		(2,198,000)	(1,978,000)	(2,346,000)
Debt issuance costs paid		(34,000)	(37,000)	(24,000)
Maintenance payments received		412,000	440,000	465,000
Maintenance payments returned		(283,000)	(267,000)	(241,000)
Security deposits received		87,000	98,000	120,000
Security deposits returned		(102,000)	(98,000)	(150,000)
Dividend paid to non-controlling interest holders		(8,000)		(11,000)
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash provided by (used in) financing activities		535,000	923,000	408,000
Net decrease in cash, cash equivalents and restricted cash		(180,000)	3,000	(66,000)
Effect of exchange rate changes		0		0
Cash, cash equivalents and restricted cash at beginning of period		530,000	527,000	593,000
Cash, cash equivalents and restricted cash at end of period		350,000	530,000	527,000
Eliminations | AerCap Trust & AICDC Notes
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)		(1,985,000)	(1,989,000)	(2,084,000)
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) loss from subsidiaries		1,985,000	1,989,000	2,084,000
Depreciation and amortization		0	0	0
Asset impairment		0	0	0
Amortization of debt issuance costs and debt discount		0	0	0
Amortization of lease premium		0	0	0
Amortization of fair value adjustments on debt		0	0	0
Accretion of fair value adjustments on deposits and maintenance liabilities		0	0	0
Maintenance rights write-off		0	0	0
Maintenance liability release to income		0	0	0
Net gain on sale of assets		0	0	0
Deferred income taxes		0	0	0
Restructuring related expenses			0	0
Other		0	0	0
Cash flow from operating activities before changes in working capital		0	0	0
Working capital		0	0	0
Net cash provided by operating activities		0	0	0
Purchase of flight equipment		0	0	0
Proceeds from sale or disposal of assets		0	0	0
Prepayments on flight equipment		0	0	0
Collections of finance and sales-type leases		0	0	0
Other		0	0	0
Net cash used in investing activities		0	0	0
Issuance of debt		0	0	0
Repayment of debt		0	0	0
Debt issuance costs paid		0	0	0
Maintenance payments received		0	0	0
Maintenance payments returned		0	0	0
Security deposits received		0	0	0
Security deposits returned		0	0	0
Dividend paid to non-controlling interest holders		0		0
Repurchase of shares and tax withholdings on share-based compensation		0	0	0
Net cash provided by (used in) financing activities		0	0	0
Net decrease in cash, cash equivalents and restricted cash		0	0	0
Effect of exchange rate changes		0		0
Cash, cash equivalents and restricted cash at beginning of period		0	0	0
Cash, cash equivalents and restricted cash at end of period		$ 0	$ 0	$ 0

[1]	Maintenance rights write-off consisted of the following:EOL and MR contract maintenance rights expense$157,792 $355,845 $381,637MR contract maintenance rights write-off due to maintenance liability release29,656 77,494 173,971EOL contract maintenance rights write-off due to cash receipt99,671 106,433 96,503Maintenance rights write-off$287,119 $539,772 $652,111